Segment Information (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Segment Information [Abstract]
Number of operating segments			1
Net of advances	$ 74	$ 42	$ 174	$ 99
Intangible assets	37	30	130	86
Additions in licenses	1		1
right-of-use assets	$ 21	$ 16	$ 80	$ 54